Post-retirement benefits - Pensions (Details) £ in Millions, $ in Millions	1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($)	Mar. 31, 2017 GBP (£)	Mar. 31, 2017 USD ($)	Mar. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£) plan country	Dec. 31, 2017 USD ($) employee installment plan country	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($) employee	Dec. 31, 2015 employee	Mar. 31, 2013 GBP (£)	Mar. 31, 2013 USD ($)
Post-retirement benefits
Number of employees | employee						61,100		59,700	61,500
Plan liabilities						$ 12,505		$ 11,302
Market value of plan assets						$ 9,922		9,116
Pension schemes within UK, the US and Sweden
Post-retirement benefits
Number of main defined benefit pension obligation countries | country					3	3
Pension schemes within UK, the US and Sweden | Maximum
Post-retirement benefits
Number of employees | employee						900
Pension schemes within UK, the US and Sweden | Due within one year
Post-retirement benefits
Further contribution						$ 68
UK defined benefit pension
Post-retirement benefits
Defined benefit obligations as a percentage of total						64.00%
Contribution		£ 51.0	$ 64
Letter of credit for additional deficit recovery contribution payment | £					£ 126.0
Number of equal installment | installment						5
Inflation assumption (as a percent)										2.60%	2.60%
Salary increases assumption (as a percent)										0.00%	0.00%
Pension increases assumption (as a percent)										2.85%	2.85%
Investment returns assumption (as a percent)										3.71%	3.71%
Plan liabilities										£ 5,265.0	$ 7,091
Market value of plan assets										£ 4,492.0	$ 6,050
Refund adjustments required in respect of governing documentation | £					0.0
Gain on exercise of option					0.0	$ 0	£ 54.0	$ 74
UK defined benefit pension | Forecast
Post-retirement benefits
Contribution | £				£ 51.0
UK defined benefit pension | Past due 0 - 90 days
Post-retirement benefits
Further contribution | £					£ 25.2
US and Sweden defined benefit pension
Post-retirement benefits
Defined benefit obligations as a percentage of total						28.00%
US defined benefit pension
Post-retirement benefits
Plan liabilities						$ 1,708
Market value of plan assets						1,603
Curtailment gains	$ 92
Sweden defined benefit pension
Post-retirement benefits
Plan liabilities						1,811
Market value of plan assets						$ 1,146
Three main country defined benefit plans
Post-retirement benefits
Number of main defined benefit pension obligation countries | plan					3	3
Rest of Group defined benefit plans
Post-retirement benefits
Inflation assumption (as a percent)						2.20%		2.10%
Salary increases assumption (as a percent)						3.10%		3.10%
Pension increases assumption (as a percent)						1.10%		0.90%
Plan liabilities						$ 4,473		$ 4,184
Market value of plan assets						$ 3,173		$ 2,979